Trade Accounts Receivable - Aging Analysis of Trade Accounts Receivable and the Allowance For Doubtful Accounts (Details) - EUR (€)	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Jan. 01, 2016
Aging Analysis of Trade Accounts Receivable
Trade accounts receivable	€ 3,455,721,414.78		€ 3,864,217,000
less allowance for doubtful accounts	(118,015,000)	€ (474,891,000)	(474,891,000)	€ (482,461,000)	€ (482,461,000)	€ (427,841,000)
Trade accounts receivable, net	3,337,706,000		3,389,326,000
not overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts receivable	1,949,665,000		2,139,444,327.06841
less allowance for doubtful accounts	8,043,000		61,219,000
Trade accounts receivable, net	1,941,622,000		2,078,225,327.06841
up to 3 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts receivable	848,092,000		807,030,214.486609
less allowance for doubtful accounts	4,711,000		123,226,000
Trade accounts receivable, net	843,381,000		683,804,214.486609
3 to 6 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts receivable	217,024,000		312,128,902.429132
less allowance for doubtful accounts	5,209,000		67,484,000
Trade accounts receivable, net	211,815,000		244,644,902.429132
6 to 12 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts receivable	194,769,000		241,371,868.845371
less allowance for doubtful accounts	5,946,000		58,441,000
Trade accounts receivable, net	188,823,000		182,930,868.845371
more than 12 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts receivable	246,171,000		364,241,687.170511
less allowance for doubtful accounts	94,106,000		164,521,000
Trade accounts receivable, net	€ 152,065,000		€ 199,720,687.170511